FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
                        or fiscal year ending: 12/31/98   (b)

Is this a transition report?: (Y/N)   __N__

Is this an amendment to a previous filing? (Y/N)   __N__

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.   A.  Registrant Name:Pruco Life of N.J. Variable Appreciable Account
     B.  File Number: 811-3974
     C.  Telephone Number: 973-802-6000

2.   A.  Street: 213 Washington Street
     B.  City: Newark
     C.  State: NJ
     D.  Zip Code: 07102       Zip Ext: 2992
     E.  Foreign Country:      Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?(Y/N)     __N__

4.   Is this the last filing on this form by Registrant?(Y/N)      __N__

5.   Is Registrant a small business investment company (SBIC)?(Y/N) __N__

6.   Is Registrant a unit investment trust(UIT)?(Y/N) __Y__
     (If answer is "Y" (yes) complete only items 111 through 132)

7. A. Is Registrant a series or multiple portfolio company?(Y/N) __N__ (If answer is "N" (No), go to item 8.)

     B. How many separate series or portfolios did Registrant have at the end of the period?


SCREEN NUMBER:  01         PAGE NUMBER: 01


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For period ending   12/31/98                             If filing more than one
File number 811- 3974                                    Page 2, "X":__



     C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                           Is this the
 Series                                                    last filing
 Number              Series Name                           for this series?

    1                                                         (Y/N)







SCREEN NUMBER:  02         PAGE NUMBER: 02


(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)


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For period ending 12/31/98                               If filing more than one
File number 811- 3974                                    Page 47, "X": __


UNIT INVESTMENT TRUSTS

111.*  A.  Depositor Name: Pruco Life Insurance Company of New Jersey
       B.  File Number (If any):
       C.  City: Newark     State: NJ    Zip Code:  07102 Zip Ext: _____
       D.  Foreign Country:  _______     Foreign Postal Code: _______

112.*  A.  Sponsor Name:
       B.  File Number (If any):  _______
       C.  City: _______       State: __     Zip Code: _______    Zip Ext:
       D.  Foreign Country:  _______         Foreign Postal Code:  _______




SCREEN NUMBER: 55        PAGE NUMBER: 47


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For period ending 12/31/98                               If filing more than one
File number 811- 3974                                    Page 48, "X": __


113. A.  Trustee Name:
 *   B.  City: _______      State: ___    Zip Code:_______     Zip Ext:
         Foreign Country:                 Foreign Postal Code:

114. A.  Principal Underwriter Name:
 *   B.  File Number: 8-
     C.  City: _______      State: ___    Zip Code:_______     Zip Ext:
     D.  Foreign Country: _______         Foreign Postal Code: _______

115. A.  Independent Public Accountant Name: PRICEWATERHOUSECOOPERS, LLP.
     B.  City: New York    State: NY       Zip Code: 10036      Zip Ext:
         Foreign  Country: _______         Foreign Postal Code:



SCREEN NUMBER: 56        PAGE NUMBER: 48


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For period ending 12/31/98                               If filing more than one
File number 811- 3974                                    Page 49, "X":__

116.  A.  Is Registrant part of a family of investment
 *        companies? (Y/N)                                           __Y__

      B.  Identify the family in 10 letters:  PRUDENTIAL
          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.  Is Registrant a separate account of an insurance
 *        company? (Y/N)                                             __Y__

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.  Variable annuity contracts? (Y/N):                         __N__

      C.  Scheduled premium variable life contracts:                 __N__

      D.  Flexible premium variable life contracts:                  __Y__

      E.  Other types of insurance products registered under
          the Securities Acts of 1933?(Y/N)                          __N__

118.  State the number of series existing at the end of the
 *    period that had  securities registered under the
      Securities Act of 1933
          ___________________________

119.  State the number of new series for which registration
 o    statements under the Securities Act of 1933 became effective
 o    during the period.

120.  State the total value of the portfolio securities on the
 *    date of deposit  for the new series included in item 119
      ($000's omitted)   _________________________________

121.  State the number of series for which a current prospectus
 *    was in existence at the end of the period

122.  State the number of existing series for which additional units  were
 *    registered under the Securities Act of 1933 during the period


SCREEN NUMBER: 57        PAGE NUMBER: 49

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For period ending 12/31/98                               If filing more than one
File number 811- 3974                                    Page 50, "X":__


123.    State the total value of the additional units considered
 *      in answering item 122 ($000's omitted).                        ____

124.    State the total value of units prior series that were placed
 *      in the portfolios of subsequent series during the current
        period (the value of these units is to be measured on the
        date they were placed in the subsequent series)
        ($000's omitted)                                               _000_

125.    State the total dollar amount of sales loads collected
 *      (before reallowances to other brokers or dealers) by
        Registrant's principal underwriter and any underwriter which is an affiliated person of  the principal underwriter during the current period solely from the sale  of units of all
        series of Registrant ($000's omitted)                          _000_

126.    Of the amounts shown in item 125, state the total dollar
        amount of sales loads collected from secondary market
        operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
        portfolio of a subsequent series.)($000's omitted)             _000_

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period
        (excluding distributions of realized gains, if any):

                              Number of    Total Assets    Total Income
                              Series       ($000's         Distributions
                              Investing    omitted)        ($000's omitted)
                              ---------    --------        ----------------

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities      1        $837,222
K.  Other securities
L.  Total assets of all series of             $837,222
    Registrant


SCREEN NUMBER: 58            PAGE NUMBER: 50

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For period ending    12/31/98                            If filing more than one
File number 811- 3974                                    Page 51, "X": __


128. Is the timely payment of principal and interest on any of the
 *    portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
     other than the issuer?(Y/N)_____________________                  Y/N

129. Is the issuer of any instrument covered in item 128 delinquent or
 *   in default as to payment of principal or interest at the end of
     the current period?(Y/N) ______________________                   Y/N


130. In computations of NAV or offering price per unit, is any part of
 *   the value attributed to instruments identified in item 129
     derived from insurance or guarantees?(Y/N) ________________       Y/N

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                        $3,688
                                                                      ------

132. List the "811" (Investment Company Act of 1940) registration
 * number for all Series of Registrant that are being included in this filing:


            811-               811-                811-             811-
            811-               811-                811-             811-
            811-               811-                811-             811-
            811-               811-                811-             811-
            811-               811-                811-             811-
            811-               811-                811-             811-
            811-               811-                811-             811-
            811-               811-                811-             811-



SCREEN NUMBER: 59 PAGE NUMBER:51


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This report is signed on behalf of the registrant in the City of Newark and
State of New Jersey on the 26th day of February, 1999.


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

BY:  /S/ James Schlomann      WITNESS: /S/ Michael J Ostronic
        James Schlomann                    Michael J Ostronic
        Executive Vice President           Director, Accounting